Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Stock Based Compensation
We adopted our long-term incentive program (the “Long-Term Incentive Program”) with the goal of both retaining and motivating our executive officers over a longer-term period. We provide equity incentive awards in order to foster ownership and alignment with stockholders, which is intended to motivate our executive officers to enhance the long-term value of the Company. At the election of each individual executive, such equity awards may come in the form of either long-term incentive plan units (“LTIP Units”) of SmartStop OP, L.P., our operating partnership (our “Operating Partnership”) or restricted stock awards consisting of shares of our common stock (“RSAs”). Although the Compensation Committee does not target a specific mix of equity versus cash compensation when setting awards each year, it does strive to deliver a relatively large portion of the executive officer’s overall compensation in the form of equity. We do not schedule equity award grants in anticipation of the release of material nonpublic information, nor do we time the release of material nonpublic information based on equity grant dates.

Award Timing Method	At the election of each individual executive, such equity awards may come in the form of either long-term incentive plan units (“LTIP Units”) of SmartStop OP, L.P., our operating partnership (our “Operating Partnership”) or restricted stock awards consisting of shares of our common stock (“RSAs”).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false